Shareholders' Equity (Details) - Schedule of shares issued and outstanding under the EIP outstanding - Employee Equity Incentives Plans [Member] - USD ($)	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Total cost of share-based payment plans during the period	$ 100,422	$ 307,160
Amounts capitalized in deferred equity compensation during period
Amounts charged against income for amounts previously capitalized	8,438
Amounts charged against income, before income tax benefit	108,860	307,160
Amount of related income tax benefit recognized in income